SPDR® Index Shares Funds

One Iron Street

Boston, MA 02210

February 2, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106, 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 147 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2021 with a designated effective date of January 31, 2021 (Accession No. 0001193125-21-020555).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman
David Urman
Assistant Secretary

cc:	W. John McGuire, Esq.